INVESTMENTS, Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Losses [Abstract]
Non-marketable equity securities	$ 86,076	$ 104,645	$ 0
Equity method investments	10,608	4,201	0
Net Investment Loss [Member]
Debt and Equity Securities, Gain (Loss) [Abstract]
Marketable securities, net unrealized fair value (loss) gain	$ (2,069)	$ 146	$ (63,434)